INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4   -       INVENTORIES

A.	Composition:

	As of December 31,
	2 0 2 4	2 0 2 3

Raw materials	43,965	50,156
Service inventory	36,232	31,407
Work in process	37,036	31,873
Finished goods	39,366	24,762
	156,599	138,198

B.	In the years ended December 31, 2024, 2023 and 2022, the Company wrote down inventories in a total amount of $7,821, $8,748 and $6,406, respectively.